SCHEDULE OF COMPONENTS OF LEASE EXPENSE (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Mar. 31, 2021	Mar. 31, 2020
Lease Right-of-use Asset And Lease Liabilities
Operating lease cost	$ 975,894	$ 113,015	$ 1,910,560	$ 224,721	$ 1,021,267	$ 451,685
Short-term lease cost	41,883		62,785		35,727	63,785
Lease cost	$ 1,017,777	$ 113,015	$ 1,973,345	$ 224,721	$ 1,056,994	$ 515,470